Foreign exchange and derivative financial instruments - Derivative Gains (Losses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument gain/(loss), net	$ 41,841	$ (22,441)	$ 10,967
€150,000 Cross Currency Interest Rate Swaps
Disclosure of detailed information about financial instruments [line items]
Notional amount	150,000
Derivative financial instrument gain/(loss), net		(5,348)
€150,000 Cross Currency Interest Rate Swaps
Disclosure of detailed information about financial instruments [line items]
Notional amount		150,000
Derivative financial instrument gain/(loss), net	18,430	(2,958)
€150,000 Cross Currency Interest Rate Swaps
Disclosure of detailed information about financial instruments [line items]
Notional amount		150,000
Derivative financial instrument gain/(loss), net	18,017	(5,461)
€150,000 Cross Currency Interest Rate Swaps
Disclosure of detailed information about financial instruments [line items]
Notional amount		150,000
Derivative financial instrument gain/(loss), net			7,684
€50,800 Foreign Exchange Forwards
Disclosure of detailed information about financial instruments [line items]
Notional amount			50,800
Derivative financial instrument gain/(loss), net			787
€42,000 Foreign Exchange Forwards
Disclosure of detailed information about financial instruments [line items]
Notional amount			42,000
Derivative financial instrument gain/(loss), net			645
€30,000 Foreign Exchange Forwards
Disclosure of detailed information about financial instruments [line items]
Notional amount			30,000
Derivative financial instrument gain/(loss), net			448
Euro Revolving Credit Facility ("RCF") Forwards
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument gain/(loss), net			1,402
Foreign Exchange Forwards
Disclosure of detailed information about financial instruments [line items]
Derivative financial instrument gain/(loss), net	$ 5,394	$ (8,674)	$ 1